Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	J.P. Morgan Exchange-Traded Fund Trust
Entity Central Index Key	0001485894
Document Period End Date	Jun. 30, 2024
C000229631 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Active Value ETF
Class Name	JPMorgan Active Value ETF
Trading Symbol	JAVA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Active Value ETF for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Active Value ETF	$46	0.44%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Active Value ETF returned 13.29% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Value Index returned 13.06% for the year ended June 30, 2024.
  The Fund’s security selection in the information technology and consumer discretionary sectors contributed to performance.
  The Fund’s overweight allocations to Bank of America Corp. and Meta Platforms, Inc. contributed to performance.
  The Fund’s security selection in the materials and industrials sectors detracted from performance.
  The Fund’s underweight allocation to JPMorgan Chase & Co. and overweight allocation to Bristol Myers Squibb Co. detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Active Value ETF - Net Asset Value	October 4, 2021	13.29%	8.42%
JPMorgan Active Value ETF - Market Price		13.35	8.44
Russell 1000 Index		23.88	9.62
Russell 1000 Value Index		13.06	6.07

Performance Inception Date	Oct. 04, 2021
No Deduction of Taxes [Text Block]	Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 1,265,912,410
Holdings Count | Holding	166
Advisory Fees Paid, Amount	$ 3,510,956
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$1,265,912,410
Total number of portfolio holdings	166
Portfolio turnover rate	87%
Total advisory fees paid	$3,510,956

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]	The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in these sectors.
C000231438 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Market Expansion Enhanced Equity ETF
Class Name	JPMorgan Market Expansion Enhanced Equity ETF
Trading Symbol	JMEE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Market Expansion Enhanced Equity ETF for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Market Expansion Enhanced Equity ETF	$26	0.24%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Market Expansion Enhanced Equity ETF returned 14.36% for the year ended June 30, 2024. The S&P Composite 1500 Index returned 23.52% and the S&P 1000 Index returned 12.08% for the year ended June 30, 2024.
  The Fund’s security selection in the consumer cyclical and finance sectors contributed to performance.
  The Fund’s overweight positions in Super Micro Computer, Inc. and EMCOR Group, Inc. were among the top contributors to performance.
  The Fund’s security selection in the semiconductors and telecommunications sectors detracted from performance.
  The Fund’s underweight position in Onto Innovation Inc. and an overweight position in SolarEdge Technologies, Inc. were among the top detractors from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Market Expansion Enhanced Equity ETF - Net Asset Value	July 31, 1998*	14.36%	10.55%	8.91%
JPMorgan Market Expansion Enhanced Equity ETF - Market Price		14.33	10.56	8.91
S&P Composite 1500 Index		23.52	14.59	12.50
S&P 1000 Index		12.08	9.61	8.87
*	Inception date for Class I Shares of the Acquired Fund (as defined below).

Performance Inception Date	Jul. 31, 1998	[1]
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 1,127,839,632
Holdings Count | Holding	580
Advisory Fees Paid, Amount	$ 2,348,913
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$1,127,839,632
Total number of portfolio holdings	580
Portfolio turnover rate	26%
Total advisory fees paid	$2,348,913

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” and “Healthcare Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]	The Fund added “Financials Sector Risk” and “Healthcare Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in these sectors.
C000240858 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Active Small Cap Value ETF
Class Name	JPMorgan Active Small Cap Value ETF
Trading Symbol	JPSV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Active Small Cap Value ETF for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Active Small Cap Value ETF	$78	0.74%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Active Small Cap Value ETF returned 12.54% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2000 Value Index returned 10.90% for the year ended June 30, 2024.
  The Fund’s security selection in the industrials and consumer staples sectors contributed to performance.
  The Fund’s overweight allocations to Comfort Systems USA, Inc. and Primo Water Corporation contributed to performance.
  The Fund’s security selection in the financials and consumer discretionary sectors detracted from performance.
  The Fund’s underweight allocation to Carvana Co. and overweight allocation to Everi Holdings Inc. detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Active Small Cap Value ETF - Net Asset Value	March 7, 2023	12.54%	8.16%
JPMorgan Active Small Cap Value ETF - Market Price		12.38	8.12
Russell 3000 Index		23.13	26.77
Russell 2000 Value Index		10.90	6.01

Performance Inception Date	Mar. 07, 2023
No Deduction of Taxes [Text Block]	Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 13,161,060
Holdings Count | Holding	119
Advisory Fees Paid, Amount	$ 93,661
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$13,161,060
Total number of portfolio holdings	119
Portfolio turnover rate	27%
Total advisory fees paid	$93,661

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]	The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in these sectors.
C000237212 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Active Growth ETF
Class Name	JPMorgan Active Growth ETF
Trading Symbol	JGRO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Active Growth ETF for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Active Growth ETF	$51	0.44%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Active Growth ETF returned 35.21% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Growth Index returned 33.48% for the year ended June 30, 2024.
  The Fund’s security selection in the consumer discretionary and industrials sectors contributed to performance.
  The Fund’s underweight allocation to Apple, Inc. and overweight allocation to Meta Platforms, Inc. contributed to performance.
  The Fund’s security selection and overweight position in the energy sector and security selection in the health care sector detracted from performance.
  The Fund’s overweight allocation to Exact Sciences, Inc. and underweight position in Alphabet Inc. detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Active Growth ETF - Net Asset Value	August 8, 2022	35.21%	24.35%
JPMorgan Active Growth ETF - Market Price		35.05	24.30
Russell 1000 Index		23.88	16.89
Russell 1000 Growth Index		33.48	23.68

Performance Inception Date	Aug. 08, 2022
No Deduction of Taxes [Text Block]	Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 2,088,861,811
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 4,207,109
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$2,088,861,811
Total number of portfolio holdings	97
Portfolio turnover rate	30%
Total advisory fees paid	$4,207,109

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]	The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in these sectors.
C000243013 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Tech Leaders ETF
Class Name	JPMorgan U.S. Tech Leaders ETF
Trading Symbol	JTEK
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Tech Leaders ETF for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Tech Leaders ETF	$57	0.65%
*	This charge is annualized.

Expenses Paid, Amount	$ 57	[2]
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Tech Leaders ETF returned 38.42% for the period from Fund inception to June 30, 2024. The S&P 500 Index returned 29.49% and the Russell 1000 Equal Weight Technology Index returned 22.80% for the period.
  The Fund’s overall security selection in the technology sector, particularly in the semiconductors and software subsectors, contributed to performance.
  The Fund’s overweight allocations to NVIDIA Corp. and Meta Platforms, Inc. contributed to performance.
  The Fund’s security selection in the industrials and energy sectors detracted from performance.
  The Fund’s out-of-benchmark allocation to Tesla, Inc. and lack of exposure to AppLovin Corp. detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	SINCE INCEPTION*
JPMorgan U.S. Tech Leaders ETF - Net Asset Value	October 4, 2023	38.42%
JPMorgan U.S. Tech Leaders ETF - Market Price		38.50
S&P 500 Index		29.49
Russell 1000 Equal Weight Technology Index		22.80
*	Not annualized.

Performance Inception Date	Oct. 04, 2023
No Deduction of Taxes [Text Block]	Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 539,819,191
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 1,162,012
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$539,819,191
Total number of portfolio holdings	58
Portfolio turnover rate	32%
Total advisory fees paid	$1,162,012

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000218810 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Premium Income ETF
Class Name	JPMorgan Equity Premium Income ETF
Trading Symbol	JEPI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Equity Premium Income ETF for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Premium Income ETF	$37	0.35%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Equity Premium Income ETF returned 10.54% for the year ended June 30, 2024. The S&P 500 Index (the “Index”) returned 24.56% and the ICE BofA 3-Month US Treasury Bill Index returned 5.42% for the year ended June 30, 2024.
  The Fund captured 43% of the Index’s total return with 53% of the Index’s volatility during the period.
  The Fund’s security selection in the consumer discretionary and health care sectors contributed to performance.
  The Fund’s underweight position in Apple Inc. and overweight position in Trane Technologies plc were among the top contributors to performance.
  The Fund’s security selection in the information technology and consumer staples sectors detracted from performance.
  The Fund’s underweight position in NVIDIA Corp. and overweight position in Bristol Myers Squibb Co. were among the top detractors from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Equity Premium Income ETF - Net Asset Value	May 20, 2020	10.54%	12.42%
JPMorgan Equity Premium Income ETF - Market Price		10.44	12.41
S&P 500 Index		24.56	17.77
ICE BofA 3-Month US Treasury Bill Index		5.42	2.24

Performance Inception Date	May 20, 2020
No Deduction of Taxes [Text Block]	Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 33,755,582,783
Holdings Count | Holding	133
Advisory Fees Paid, Amount	$ 108,103,352
Investment Company Portfolio Turnover	174.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$33,755,582,783
Total number of portfolio holdings	133
Portfolio turnover rate	174%
Total advisory fees paid	$108,103,352

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Equity-Linked Notes that are linked to the S&P 500 Index.

C000235594 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Nasdaq Equity Premium Income ETF
Class Name	JPMorgan Nasdaq Equity Premium Income ETF
Trading Symbol	JEPQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Nasdaq Equity Premium Income ETF for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Nasdaq Equity Premium Income ETF	$39	0.35%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Nasdaq Equity Premium Income ETF returned 26.40% for the year ended June 30, 2024. The S&P 500 Index returned 24.56%, the Nasdaq-100 Index (the “Index”) returned 30.77% and the ICE BofA 3-Month US Treasury Bill Index returned 5.42% for the year ended June 30, 2024.
  The Fund captured 86% of the Index’s positive return with 68% of the Index’s volatility during the period.
  The Fund’s security selection in the information technology and consumer discretionary sectors contributed to performance.
  The Fund’s overweight allocation in NVIDIA Corp. and underweight allocation in Fortinet, Inc. were among the top contributors to performance.
  The Fund’s security selection in the utilities and consumer staples sectors detracted from performance.
  The Fund’s underweight positions in Pinduoduo Inc. and Broadcom, Inc. were among the top detractors from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Nasdaq Equity Premium Income ETF - Net Asset Value	May 3, 2022	26.40%	16.83%
JPMorgan Nasdaq Equity Premium Income ETF - Market Price		26.41	16.88
S&P 500 Index		24.56	15.11
Nasdaq-100 Index		30.77	21.88
ICE BofA 3-Month US Treasury Bill Index		5.42	4.22

Performance Inception Date	May 03, 2022
No Deduction of Taxes [Text Block]	Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 15,244,636,032
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 30,499,698
Investment Company Portfolio Turnover	168.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$15,244,636,032
Total number of portfolio holdings	97
Portfolio turnover rate	168%
Total advisory fees paid	$30,499,698

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Equity-Linked Notes that are linked to the Nasdaq-100 Index.

C000241195 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Focus ETF
Class Name	JPMorgan Equity Focus ETF
Trading Symbol	JPEF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Equity Focus ETF for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Focus ETF	$57	0.50%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Equity Focus ETF returned 29.43% for the year ended June 30, 2024. The S&P 500 Index returned 24.56% for the year ended June 30, 2024.
  The Fund’s security selection in the information technology and consumer discretionary sectors contributed to performance.
  The Fund’s overweight allocations to Meta Platforms, Inc. and Trane Technologies plc contributed to performance.
  The Fund’s security selection and overweight position in the real estate sector and its overweight position in the energy sector detracted from performance.
  The Fund’s overweight allocations to Weyerhaeuser Co. and J.B. Hunt Transport Services, Inc. detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Equity Focus ETF - Net Asset Value	July 29, 2011*	29.43%	17.13%	13.78%
JPMorgan Equity Focus ETF - Market Price		29.54	17.15	13.79
S&P 500 Index		24.56	15.05	12.86
*	Inception date for Class I Shares of the Acquired Fund (as defined below).

Performance Inception Date	Jul. 29, 2011	[3]
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 665,492,645
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 1,859,885
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$665,492,645
Total number of portfolio holdings	41
Portfolio turnover rate	41%
Total advisory fees paid	$1,859,885

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund acquired all of the assets and liabilities of the JPMorgan Equity Focus Fund (the “Acquired Fund”) in a reorganization that occurred as of the close of business on July 28, 2023. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the information prior to close of business on July 28, 2023, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization.
Effective July 28, 2023, the Fund’s contractual net expense ratio was 0.50%, which was lower than the Acquired Fund’s contractual net expense ratio for Class R6 Shares, which was 0.60%.

[1]	Inception date for Class I Shares of the Acquired Fund (as defined below).
[2]	This charge is annualized.
[3]	Inception date for Class I Shares of the Acquired Fund (as defined below)